Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

6. Stock-Based Compensation

        There were options outstanding to purchase an aggregate of 7,147,391 shares of common stock as of June 30, 2012 under the Company's 2006 Equity Incentive Plan, as amended. In March 2012, the Company established the 2012 Equity Incentive Plan pursuant to which the Company has reserved an additional 3,250,000 shares of its common stock for issuance to its employees, directors, and non-employee third parties. As of June 30, 2012, options to purchase 142,250 shares of common stock and 17,307 restricted stock units ("RSUs") were outstanding under this plan. Each RSU represents the contingent right to receive one share of common stock. Upon creation of the 2012 Equity Incentive Plan, no additional awards under the 2006 Equity Incentive Plan are available to be issued. As of June 30, 2012, 3,090,443 shares are available for future grant under the 2012 Equity Incentive Plan.

  Stock Option Awards

        For the six-month periods ended June 30, 2011 and 2012, the Company recognized total non-cash stock-based compensation expense associated with stock option awards of $275,000 and $1.1 million, respectively.

        The following summarizes the assumptions used for estimating the fair value of stock options granted to employees:

	Six Months Ended June 30,
	2011	2012
Risk-free interest rate	2.3% – 2.4%	1.1% – 1.3%
Expected life	5.9 – 6.1 years	5.7 – 6.1 years
Expected volatility	46% – 47%	53% – 54%
Dividend yield	0%	0%
Weighted-average grant date fair value	$1.30	$5.06

        The following table summarizes by grant date the stock options granted from January 1, 2012 through June 30, 2012, as well as the associated per share exercise price, which was equal to the estimated fair value of the Company's common stock at the grant date.

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share
January 24, 2012	106,250	$6.00
March 28, 2012	142,250	13.00

        Prior to the IPO, the Company determined for financial reporting purposes the estimated per share fair value of its common stock at various dates using contemporaneous valuations performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants Practice Aid, "Valuation of Privately-Held Company Equity Securities Issued as Compensation," also known as the Practice Aid.

        In conducting the contemporaneous valuations, the Company considered all objective and subjective factors that it believed to be relevant for each valuation conducted, including management's best estimate of the Company's business condition, prospects and operating performance at each valuation date.

        The following is a summary of option activity for the six months ended June 30, 2012:

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2012	7,650,498	$1.11
Granted	248,500	10.01
Exercised	(558,709)	0.42
Forfeited	(37,263)	2.96
Expired	(13,385)	0.09

Options outstanding at June 30, 2012	7,289,641	$1.46	6.99	$85,511

Options vested and exercisable at June 30, 2012	4,974,293	$0.66	6.23	62,351

Options vested and expected to vest at June 30, 2012	7,246,937	$1.44	6.98	85,122

        The total compensation cost related to unvested awards not yet recognized as of June 30, 2012 totaled $3.2 million and will be recognized over a weighted-average period of approximately 2.8 years.

        The aggregate intrinsic value of all options exercised during the six-month periods ended June 30, 2011 and 2012 was $860,000 and $9.0 million, respectively. The total fair value of shares that vested during the six-month periods ended June 30, 2011 and 2012 was $1.0 million and $942,000, respectively.

  Restricted Common Stock

        In connection with the acquisition of Condaptive on May 6, 2011, the Company issued 1,448,080 shares of restricted common stock to the employee shareholders of Condaptive. Under the terms of the stock restriction agreements, a portion of the shares of common stock issued was released from restriction on May 6, 2012, the first anniversary of the issuance. Thereafter, the remaining shares of common stock will be released from restriction on a monthly basis over a period that expires between May 2014 and December 2014, depending on the individual award, so long as the shareholder remains an employee of the Company as of the date of each such release, until all of the common stock is released from restriction. If the shareholder's employment terminates prior to the release of all shares from restriction, the shares not yet vested are subject to repurchase by the Company at the lower of $0.001 or the share's then fair market value. As of June 30, 2012, a total of 505,037 shares had been released from restriction.

        Stock-based compensation expense related to the restricted common stock is being recognized ratably over the restriction period based on the fair value of the individual awards. For the six months ended June 30, 2012, the Company recognized non-cash stock-based compensation expense associated with restricted common stock of $811,000. At June 30, 2012, unrecognized compensation expense relating to the restricted stock awards was $4.3 million and the aggregate intrinsic value of the unvested restricted stock was $12.4 million. The unrecognized compensation expense will be amortized on a straight line basis for the remaining 2.5 years.

  Restricted Stock Units (RSUs)

        In connection with the Company's IPO, the Company issued 17,307 RSUs under the 2012 equity incentive plan. The entire grant is scheduled to vest on September 28, 2012, subject to the holder's service with the Company on that date. For the six months ended June 30, 2012, the Company recognized non-cash stock based compensation expense associated with the RSUs of $111,000. At June 30, 2012, unrecognized compensation expense related to the RSUs was $114,000. The unrecognized compensation expense will be amortized on a straight-line basis through the vesting date.

10. Stock-Based Compensation

        The Company established the 2006 Equity Incentive Plan (the "Stock Option Plan"), pursuant to which the Company has reserved 10,470,855 shares of its common stock for issuance to its employees, directors, and non-employee third parties. As of December 31, 2011, the Company has 229,141 shares available for future grants.

        Stock options are granted at exercise prices not less than the estimated fair market value of the Company's common stock at the date of grant. The Company utilizes third party valuations to assist in the determination of fair value of the Company's common stock. These valuations consider publicly traded guideline companies, precedent transactions, discounted cash flows analyses, and values of the Company's common shares indicated through preferred stock financings in estimating the fair value of the Company's common stock. The Company recognizes compensation expense on a straight-line basis over the requisite service period of the option award. Options generally vest ratably over a four-year period, except those options granted to non-employee third parties, portions of which may vest immediately or on a straight-line basis over two years. Options expire ten years from the date of grant. The Company intends to issue new shares as needed to satisfy share options upon exercise.

        For the years ended December 31, 2009, 2010, and 2011, the Company recognized total non-cash stock-based compensation expense associated with stock option awards of $212,000, $412,000, and $859,000, respectively.

        The Company values stock options using the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of traded options that are fully transferable and have no vesting restrictions. Black-Scholes and other option valuation models require the input of highly subjective assumptions, including the risk-free interest rate, expected life, expected stock price volatility and dividend yield. The risk-free interest rate assumption is based upon observed interest rates for constant maturity U.S. Treasury securities consistent with the expected term of the Company's employee stock options. The expected life represents the period of time the stock options are expected to be outstanding and is based on the "simplified method." Under the "simplified method," the expected life of an option is presumed to be the mid-point between the vesting date and the end of the contractual term. The Company used the "simplified method" due to the lack of sufficient historical exercise data to provide a reasonable basis upon which to otherwise estimate the expected life of the stock options. Expected volatility is based on historical volatilities for publicly traded stock of comparable companies over the estimated expected life of the stock options. The Company assumed no dividend yield because dividends are not expected to be paid in the near future, which is consistent with the Company's history of not paying dividends.

        The following summarizes the assumptions used for estimating the fair value of stock options granted to employees for the years ended December 31:

	2009	2010	2011
Risk-free interest rate	1.9% – 2.7%	1.3% – 2.7%	1.1% – 2.4%
Expected life	5 – 5.9 years	5 – 6.1 years	5.5 – 6.1 years
Expected volatility	47% – 49%	46% – 47%	44% – 54%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value	$0.33	$0.33	$1.46

        The following is a summary of option activity for the year ended December 31, 2011:

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2011	6,495,430	$0.44
Granted	1,836,412	3.21
Exercised	(581,090)	0.29
Forfeited	(97,544)	1.26
Expired	(2,710)	0.76

Options outstanding at December 31, 2011	7,650,498	$1.11	7.33	$37,406

Options vested and exercisable at December 31, 2011	4,826,270	$0.46	6.44	26,748

Options vested and expected to vest at December 31, 2011	7,554,968	$1.10	7.28	37,016

        The total compensation cost related to nonvested awards not yet recognized as of December 31, 2011 totaled $2.7 million and will be recognized over a weighted-average period of approximately 2.9 years.

        The aggregate intrinsic value of all options exercised during the years ended December 31, 2009, 2010, and 2011 was $465,000, $991,000, and $1.7 million, respectively. The total fair value of shares which vested during the years ended December 31, 2009, 2010, and 2011 was $114,000, $323,000, and $471,000, respectively.

        The following table summarizes by grant date the number of shares of common stock subject to stock options granted from January 1, 2011 through December 31, 2011, as well as the associated per share exercise price and the estimated fair value per share of the Company's common stock on the grant date.

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share	Estimated Fair Value per Share
March 22, 2011	909,796	$2.75	$2.75
July 20, 2011	370,109	3.49	3.34
September 2, 2011	248,482	3.49	3.34
November 14, 2011	308,025	4.02	4.02

        The Company has determined for financial reporting purposes the estimated per share fair value of its common stock at various dates using contemporaneous valuations performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants Practice Aid, "Valuation of Privately-Held Company Equity Securities Issued as Compensation," also known as the Practice Aid. In conducting the contemporaneous valuations, the Company considered all objective and subjective factors that it believed to be relevant for each valuation conducted, including management's best estimate of the Company's business condition, prospects and operating performance at each valuation date.

Restricted Common Stock

        In connection with the acquisition of Condaptive on May 6, 2011, the Company issued 1,448,080 shares of restricted common stock to the employee shareholders of Condaptive at a fair value of approximately $4.5 million at the time of issuance. Under the terms of the stock restriction agreements, one-third of the shares of common stock issued will be released from restriction on the one-year anniversary of the issuance so long as the shareholder remains an employee of the Company. Thereafter, 1/36th of the shares of common stock will be released from restriction on a monthly basis measured from the one year anniversary of the issuance, so long as the shareholder remains an employee of the Company as of the date of each such release, until all of the common stock is released from restriction. If the shareholder's employment terminates prior to the release of all shares from restriction, the shares not yet vested are subject to repurchase by the Company at the lower of $0.001 or the share's then fair market value.

        Stock-based compensation expense related to the restricted common stock is being recognized ratably over the restriction period of three years based on the fair value at the time of issuance. For the year ended December 31, 2011, the Company recognized non-cash stock-based compensation expense associated with restricted common stock of $973,000. At December 31, 2011, unrecognized compensation expense relating to the restricted stock awards was $3.5 million and the aggregate intrinsic value of the unvested restricted stock was $8.7 million.